Segment Information (Tables)	12 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
Schedule of Operating Segments Information	The results are shown as follows for the years ended June 30, 2023, 2022 and 2021:
Revenue	2023	2022	2021
Installation and Maintenance	$41,177,200	$40,017,962	$51,546,235
Housekeeping	17,210,122	16,340,910	16,792,722
Senior care services	6,515,953	7,392,221	6,038,814
Sales of pharmaceutical products	2,368,071	-	-
Educational consulting services	1,050,397	-	-
Sublease	-	-	147,663
Total	$68,321,743	$63,751,093	$74,525,434
Cost of revenue	2023	2022	2021
Installation and Maintenance	$27,989,959	$26,791,434	$32,209,179
Housekeeping	14,453,168	13,411,221	13,435,869
Senior care services	4,471,015	4,191,920	2,666,350
Sales of pharmaceutical products	2,178,131	-	-
Educational consulting services	671,825	-	-
Total	$49,764,098	$44,394,575	$48,311,398
Gross profit	2023	2022	2021
Installation and Maintenance	$13,187,241	$13,226,528	$19,337,056
Housekeeping	2,756,954	2,929,689	3,356,853
Senior care services	2,044,938	3,200,301	3,372,464
Sales of pharmaceutical products	189,940	-	-
Educational consulting services	378,572	-	-
Sublease	-	-	147,663
Total	$18,557,645	$19,356,518	$26,214,036

Sales and marketing expenses	2023	2022	2021
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sales of pharmaceutical products	-	-	-
Educational consulting services	-	-	-
Unallocated	22,691,231	11,989,919	10,279,274
Total	$22,691,231	$11,989,919	$10,279,274
General and administrative expenses	2023	2022	2021
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sales of pharmaceutical products	-	-	-
Educational consulting services	-	-	-
Unallocated	26,230,966	8,219,584	6,869,419
Total	$26,230,966	$8,219,584	$6,869,419
Current assets	2023	2022
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Sales of pharmaceutical products	1,520,107	-
Educational consulting services	819,311	-
Unallocated current assets	81,691,818	66,996,451
Total	$84,031,236	$66,996,451
Non-current assets	2023	2022
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	5,118,174	4,301,543
Sales of pharmaceutical products	649,608	-
Educational consulting services	17,350	-
Unallocated non-current assets	68,439,239	9,194,315
Total	$74,224,371	$13,495,858